Share-based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($) yr $ / shares shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	1,195,567
Number of shares issued upon exercise of share options and RSUs | shares	623,328	610,910	547,704
Share-based compensation expense	$ 51,683	$ 49,733	$ 44,165
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	three years
Unrecognized compensation cost related to unvested other equity instruments	$ 16,227
Weighted average grant date fair value | $ / shares	$ 84.83	$ 84	$ 73.46
Aggregate intrinsic value of share units exercised	$ 9,319	$ 15,970	$ 14,958
Total grant date fair value of units vested	$ 11,186	$ 17,686	$ 13,599
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 67.09	$ 84.4	$ 77.89
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.7
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Vesting period	four years
Weighted average grant date fair value | $ / shares	$ 0	0	0
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 15,367
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.6
Weighted average grant date fair value | $ / shares	$ 80.5	$ 83.7	$ 74.14
Aggregate intrinsic value of share units exercised	$ 20,204	$ 21,438	$ 23,194
Total grant date fair value of units vested	$ 25,170	$ 21,484	$ 18,240
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 65.88	$ 84.01	$ 78.95
Number of other equity instruments issued in share-based payment arrangement	405,709	428,238
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 0
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 3,755	$ 69	$ 1,205
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 64.04	$ 90.98	$ 74.18
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 5,179
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.8
Weighted average grant date fair value | $ / shares	$ 87.03	$ 79	$ 78.8
Total grant date fair value of units vested	$ 9,352	$ 9,395	$ 5,338
Number of other equity instruments issued in share-based payment arrangement	117,747	104,975
Share-based compensation expense	$ 5,196	$ 5,123
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 7,812	$ 14,448	$ 1,201
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 68.75	$ 87.45	$ 78.97
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years	four years
Number of other equity instruments issued in share-based payment arrangement	3,178		1,135	11,400	3,365	14,250	32,050
Share-based compensation expense	$ 94	$ 111	$ 324
Unamortized Share based compensation	$ 3,483
RSUs BBBEE Program In South Africa third anniversary [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments issued in share-based payment arrangement	2,495			1,850
RSUs to drive higher growth [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period		2 years and 9 months to 4 years and 9 months
Unrecognized compensation cost related to unvested other equity instruments	$ 19,078
Weighted average grant date fair value | $ / shares	$ 28
Number of other equity instruments issued in share-based payment arrangement | shares		705,090
Share-based compensation expense	$ 0
Description of vesting requirements for modified share based payment arrangement	3 years 3 months to 4 years and 9 months
Incremental fair value granted, modified share based payment arrangements incremental fair value | $ / shares	$ 1.6